Schedule of Investments (unaudited)	iShares® S&P 500 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)(a)	786,693	$107,556,667
General Dynamics Corp.	326,111	72,152,059
Howmet Aerospace Inc.	528,959	16,635,760
Huntington Ingalls Industries Inc.	57,398	12,502,432
L3Harris Technologies Inc.	158,238	38,246,125
Lockheed Martin Corp.	335,609	144,298,446
Northrop Grumman Corp.	206,895	99,013,740
Raytheon Technologies Corp.	2,104,956	202,307,321
Textron Inc.	304,272	18,581,891
TransDigm Group Inc.(a)	41,080	22,046,404
		733,340,845
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	179,999	18,246,499
FedEx Corp.	337,280	76,464,749
United Parcel Service Inc., Class B	592,154	108,091,791
		202,803,039
Airlines — 0.4%
Alaska Air Group Inc.(a)	174,526	6,989,766
American Airlines Group Inc.(a)(b)	926,478	11,747,741
Delta Air Lines Inc.(a)	909,510	26,348,505
Southwest Airlines Co.(a)	841,023	30,377,751
United Airlines Holdings Inc.(a)(b)	464,400	16,449,048
		91,912,811
Auto Components — 0.1%
Aptiv PLC(a)	227,517	20,264,939
BorgWarner Inc.	343,336	11,457,123
		31,722,062
Automobiles — 0.5%
Ford Motor Co.	5,586,034	62,172,559
General Motors Co.(a)	2,069,565	65,729,384
		127,901,943
Banks — 5.1%
Bank of America Corp.	5,623,887	175,071,602
Citigroup Inc.	2,751,985	126,563,790
Citizens Financial Group Inc.	691,201	24,668,964
Comerica Inc.	104,005	7,631,887
Fifth Third Bancorp	970,540	32,610,144
Huntington Bancshares Inc./OH	2,046,940	24,624,688
JPMorgan Chase & Co.	2,245,712	252,889,628
KeyCorp	1,319,040	22,727,059
M&T Bank Corp.	253,872	40,464,658
PNC Financial Services Group Inc. (The)	586,516	92,534,629
Regions Financial Corp.	738,013	13,837,744
Truist Financial Corp.	1,885,613	89,434,625
U.S. Bancorp.	1,917,658	88,250,621
Wells Fargo & Co.	5,367,663	210,251,360
Zions Bancorp. NA	114,601	5,833,191
		1,207,394,590
Beverages — 2.9%
Brown-Forman Corp., Class B, NVS	256,816	18,018,211
Coca-Cola Co. (The)	5,524,375	347,538,431
Constellation Brands Inc., Class A	230,236	53,658,802
Keurig Dr Pepper Inc.	793,255	28,073,295
Molson Coors Beverage Co., Class B	268,827	14,653,760
Monster Beverage Corp.(a)(b)	257,519	23,872,011
PepsiCo Inc.	1,135,820	189,295,761
		675,110,271
Security	Shares	Value

Biotechnology — 2.1%
AbbVie Inc.	1,151,404	$176,349,037
Amgen Inc.	445,844	108,473,845
Biogen Inc.(a)	208,175	42,455,210
Gilead Sciences Inc.	1,774,330	109,671,337
Incyte Corp.(a)	153,567	11,666,485
Vertex Pharmaceuticals Inc.(a)(b)	144,705	40,776,422
		489,392,336
Building Products — 0.6%
A O Smith Corp.	89,190	4,876,909
Allegion PLC	124,029	12,142,439
Carrier Global Corp.	1,198,273	42,730,415
Fortune Brands Home & Security Inc.	101,790	6,095,185
Johnson Controls International PLC	382,727	18,324,969
Masco Corp.	172,123	8,709,424
Trane Technologies PLC	331,156	43,007,230
		135,886,571
Capital Markets — 2.5%
Ameriprise Financial Inc.	60,324	14,337,808
Bank of New York Mellon Corp. (The)	1,051,264	43,848,222
BlackRock Inc.(c)	96,422	58,724,855
Cboe Global Markets Inc.	64,833	7,338,447
Charles Schwab Corp. (The)	682,698	43,132,860
CME Group Inc.	508,419	104,073,369
FactSet Research Systems Inc.(b)	22,693	8,727,047
Franklin Resources Inc.	226,501	5,279,738
Intercontinental Exchange Inc.	340,397	32,010,934
Invesco Ltd.	476,141	7,680,154
MarketAxess Holdings Inc.	27,533	7,048,723
Moody’s Corp.(b)	76,869	20,906,062
Morgan Stanley	1,009,585	76,789,035
Nasdaq Inc.	34,700	5,293,138
Northern Trust Corp.	295,264	28,487,071
Raymond James Financial Inc.	112,756	10,081,514
S&P Global Inc.	191,502	64,547,664
State Street Corp.	519,296	32,014,599
T Rowe Price Group Inc.	96,584	10,972,908
		581,294,148
Chemicals — 2.6%
Air Products and Chemicals Inc	314,671	75,672,082
Albemarle Corp.	53,895	11,262,977
Celanese Corp.	88,592	10,419,305
CF Industries Holdings Inc.	117,970	10,113,568
Corteva Inc.(b)	1,024,718	55,478,233
Dow Inc.	1,029,951	53,155,771
DuPont de Nemours Inc.	718,087	39,911,275
Eastman Chemical Co.	183,478	16,470,820
Ecolab Inc.	352,820	54,249,603
FMC Corp.	179,985	19,260,195
International Flavors & Fragrances Inc.	360,673	42,963,368
Linde PLC	348,867	100,309,729
LyondellBasell Industries NV, Class A	366,142	32,022,779
Mosaic Co. (The)	512,054	24,184,310
PPG Industries Inc.	334,438	38,239,641
Sherwin-Williams Co. (The)	158,734	35,542,130
		619,255,786
Commercial Services & Supplies — 0.4%
Cintas Corp.(b)	66,417	24,808,742
Copart Inc.(a)(b)	97,744	10,620,863
Republic Services Inc.	165,535	21,663,565

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins Inc.(b)	184,694	$6,449,515
Waste Management Inc.	265,635	40,636,842
		104,179,527
Communications Equipment — 0.8%
Cisco Systems Inc.	3,231,971	137,811,243
F5 Inc.(a)(b)	39,636	6,065,893
Juniper Networks Inc.	455,139	12,971,462
Motorola Solutions Inc.(b)	97,121	20,356,562
		177,205,160
Construction & Engineering — 0.1%
Quanta Services Inc.(b)	94,006	11,782,712

Construction Materials — 0.1%
Martin Marietta Materials Inc.(b)	37,498	11,220,902
Vulcan Materials Co.(b)	98,235	13,959,193
		25,180,095
Consumer Finance — 0.4%
American Express Co.	483,216	66,983,402
Capital One Financial Corp.	289,103	30,121,642
Synchrony Financial	304,304	8,404,876
		105,509,920
Containers & Packaging — 0.5%
Amcor PLC	2,119,067	26,340,003
Avery Dennison Corp.	55,473	8,979,415
Ball Corp.	452,378	31,110,035
International Paper Co.	524,292	21,931,134
Packaging Corp. of America.	132,570	18,228,375
Sealed Air Corp.(b)	89,349	5,157,224
Westrock Co.	360,504	14,362,479
		126,108,665
Distributors — 0.2%
Genuine Parts Co.	201,603	26,813,199
LKQ Corp.	209,798	10,298,984
		37,112,183
Diversified Financial Services — 3.0%
Berkshire Hathaway Inc., Class B(a)	2,561,704	699,396,426

Diversified Telecommunication Services — 2.2%
AT&T Inc.	10,138,244	212,497,594
Lumen Technologies Inc.	1,316,160	14,359,306
Verizon Communications Inc.	5,946,491	301,784,418
		528,641,318
Electric Utilities — 3.7%
Alliant Energy Corp.	358,094	20,987,889
American Electric Power Co. Inc.	726,474	69,697,916
Constellation Energy Corp.(b)	463,537	26,542,129
Duke Energy Corp.	1,090,140	116,873,909
Edison International	539,232	34,101,032
Entergy Corp.	287,701	32,406,641
Evergy Inc.	327,696	21,382,164
Eversource Energy	489,002	41,305,999
Exelon Corp.	1,386,588	62,840,168
FirstEnergy Corp.	809,021	31,058,316
NextEra Energy Inc.	2,782,017	215,495,037
Pinnacle West Capital Corp.	161,642	11,819,263
PPL Corp.	1,040,970	28,241,516
Southern Co. (The)	1,503,034	107,181,354
Xcel Energy Inc.	772,641	54,672,077
		874,605,410
Security	Shares	Value

Electrical Equipment — 0.8%
AMETEK Inc.(b)	328,082	$36,052,931
Eaton Corp. PLC	566,248	71,341,586
Emerson Electric Co.	840,272	66,835,235
Rockwell Automation Inc.	77,933	15,532,826
		189,762,578
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	394,627	25,406,086
CDW Corp./DE	79,547	12,533,425
Corning Inc.	1,075,283	33,882,167
Keysight Technologies Inc.(a)	62,932	8,675,176
TE Connectivity Ltd.	455,753	51,568,452
Teledyne Technologies Inc.(a)(b)	66,595	24,980,451
Trimble Inc.(a)	158,870	9,251,000
Zebra Technologies Corp., Class A(a)	19,543	5,744,665
		172,041,422
Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,323,108	38,198,128
Halliburton Co.	1,275,935	40,013,321
Schlumberger NV	2,005,959	71,733,094
		149,944,543
Entertainment — 1.9%
Activision Blizzard Inc.	1,106,020	86,114,717
Electronic Arts Inc.(b)	398,043	48,421,931
Live Nation Entertainment Inc.(a)(b)	110,494	9,124,595
Take-Two Interactive Software Inc.(a)	86,536	10,603,256
Walt Disney Co. (The)(a)	2,579,136	243,470,438
Warner Bros. Discovery Inc.(a)	3,129,302	41,995,233
		439,730,170
Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities Inc.	210,094	30,469,933
American Tower Corp.	322,112	82,328,606
AvalonBay Communities Inc.	114,621	22,265,129
Boston Properties Inc.	201,929	17,967,643
Crown Castle International Corp.	336,898	56,726,885
Digital Realty Trust Inc.	402,673	52,279,036
Duke Realty Corp.	191,058	10,498,637
Equinix Inc.	69,514	45,672,088
Equity Residential(b)	484,456	34,987,412
Essex Property Trust Inc.	50,969	13,328,903
Federal Realty Investment Trust.	60,015	5,745,836
Healthpeak Properties Inc.	763,975	19,794,592
Host Hotels & Resorts Inc.	1,014,973	15,914,777
Iron Mountain Inc.	163,284	7,950,298
Kimco Realty Corp.	876,247	17,323,403
Mid-America Apartment Communities Inc.	61,173	10,685,088
Prologis Inc.	409,769	48,209,323
Public Storage	88,540	27,683,802
Realty Income Corp.	851,028	58,091,171
Regency Centers Corp.	219,977	13,046,836
SBA Communications Corp.	67,192	21,504,800
Simon Property Group Inc.	183,862	17,452,181
UDR Inc.	194,292	8,945,204
Ventas Inc.	567,126	29,167,290
VICI Properties Inc.(b)	1,362,300	40,582,917
Vornado Realty Trust	230,954	6,602,975
Welltower Inc.	642,175	52,883,111
Weyerhaeuser Co.	615,752	20,393,706
		788,501,582

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	307,188	$147,229,065
Kroger Co. (The)	928,013	43,922,855
Sysco Corp.	720,698	61,050,328
Walgreens Boots Alliance Inc.	1,015,357	38,482,030
Walmart Inc.	1,987,879	241,686,329
		532,370,607
Food Products — 2.1%
Archer-Daniels-Midland Co.	796,002	61,769,755
Campbell Soup Co.	289,367	13,904,084
Conagra Brands Inc.	679,471	23,265,087
General Mills Inc.	853,470	64,394,312
Hershey Co. (The)	113,578	24,437,443
Hormel Foods Corp.	400,904	18,986,813
JM Smucker Co. (The)	153,667	19,670,913
Kellogg Co.	358,434	25,570,682
Kraft Heinz Co. (The)	1,006,653	38,393,745
Lamb Weston Holdings Inc.	204,527	14,615,499
McCormick & Co. Inc./MD, NVS	354,711	29,529,691
Mondelez International Inc., Class A	1,959,785	121,683,051
Tyson Foods Inc., Class A	413,088	35,550,353
		491,771,428
Gas Utilities — 0.1%
Atmos Energy Corp.	195,909	21,961,399

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	1,166,272	126,715,453
Abiomed Inc.(a)	29,668	7,343,127
Baxter International Inc.	712,253	45,748,010
Becton Dickinson and Co.(b)	404,166	99,639,044
Boston Scientific Corp.(a)	2,022,235	75,368,698
Cooper Companies Inc. (The)	69,673	21,816,010
DENTSPLY SIRONA Inc.	304,784	10,889,932
Edwards Lifesciences Corp.(a)	325,733	30,973,951
Hologic Inc.(a)(b)	88,908	6,161,324
IDEXX Laboratories Inc.(a)	36,266	12,719,574
Intuitive Surgical Inc.(a)(b)	157,419	31,595,568
Medtronic PLC	1,900,334	170,554,977
ResMed Inc.	86,994	18,236,552
STERIS PLC	81,435	16,787,825
Stryker Corp.	280,902	55,879,835
Teleflex Inc.	66,535	16,357,630
Zimmer Biomet Holdings Inc.	297,654	31,271,529
		778,059,039
Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	213,329	30,181,787
Cardinal Health Inc.	384,166	20,080,357
Centene Corp.(a)	827,368	70,003,606
Cigna Corp.	448,820	118,273,046
CVS Health Corp.	1,857,458	172,112,058
DaVita Inc.(a)	83,045	6,640,278
Elevance Health Inc.	341,012	164,565,571
HCA Healthcare Inc.(b)	135,152	22,713,645
Henry Schein Inc.(a)(b)	197,669	15,169,119
Humana Inc.	178,926	83,749,893
Laboratory Corp. of America Holdings	62,344	14,610,940
McKesson Corp.	205,635	67,080,193
Molina Healthcare Inc.(a)	42,388	11,852,109
Quest Diagnostics Inc.	89,221	11,864,609
UnitedHealth Group Inc.(b)	770,539	395,771,947
Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services Inc., Class B	94,976	$9,565,033
		1,214,234,191
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings Inc.(a)	57,480	100,531,945
Caesars Entertainment Inc.(a)(b)	105,012	4,021,960
Carnival Corp.(a)(b)	1,165,358	10,080,347
Chipotle Mexican Grill Inc.(a)	12,906	16,871,497
Darden Restaurants Inc.	176,421	19,956,743
Domino’s Pizza Inc.	16,860	6,570,511
Expedia Group Inc.(a)	214,386	20,330,224
Hilton Worldwide Holdings Inc.	233,625	26,035,170
Las Vegas Sands Corp.(a)	487,268	16,367,332
Marriott International Inc./MD, Class A(b)	388,893	52,893,337
McDonald’s Corp.	575,402	142,055,246
MGM Resorts International	500,234	14,481,774
Norwegian Cruise Line Holdings Ltd.(a)(b)	606,723	6,746,760
Penn National Gaming Inc.(a)	230,566	7,013,818
Royal Caribbean Cruises Ltd.(a)(b)	320,812	11,199,547
Starbucks Corp.	797,273	60,903,684
Wynn Resorts Ltd.(a)(b)	146,858	8,367,969
Yum! Brands Inc.	213,382	24,220,991
		548,648,855
Household Durables — 0.4%
DR Horton Inc.	215,394	14,256,929
Garmin Ltd.	106,462	10,459,892
Lennar Corp., Class A	366,506	25,864,328
Mohawk Industries Inc.(a)	72,790	9,032,511
Newell Brands Inc.	236,163	4,496,544
NVR Inc.(a)	2,338	9,361,679
PulteGroup Inc.	336,142	13,321,307
Whirlpool Corp.	79,492	12,310,926
		99,104,116
Household Products — 3.0%
Church & Dwight Co. Inc.	344,963	31,964,272
Clorox Co. (The)	175,779	24,781,324
Colgate-Palmolive Co.	1,187,302	95,150,382
Kimberly-Clark Corp.	476,616	64,414,652
Procter & Gamble Co.(The)	3,397,291	488,496,473
		704,807,103
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	946,637	19,888,843

Industrial Conglomerates — 1.6%
3M Co.	806,318	104,345,612
General Electric Co.	1,557,003	99,134,381
Honeywell International Inc.	964,282	167,601,855
		371,081,848
Insurance — 3.5%
Aflac Inc.	838,308	46,383,582
Allstate Corp. (The)	388,964	49,293,408
American International Group Inc.	1,120,574	57,294,949
Aon PLC, Class A	120,173	32,408,255
Arthur J Gallagher & Co.	166,380	27,126,595
Assurant Inc.	75,192	12,996,937
Brown & Brown Inc.	106,300	6,201,542
Chubb Ltd.	600,613	118,068,503
Cincinnati Financial Corp.	111,176	13,227,720
Everest Re Group Ltd.	55,188	15,468,093
Globe Life Inc.	127,713	12,448,186

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	465,231	$30,440,064
Lincoln National Corp.	228,660	10,694,428
Loews Corp.	275,426	16,321,745
Marsh & McLennan Companies Inc.	277,396	43,065,729
MetLife Inc.	977,797	61,395,874
Principal Financial Group Inc.	332,427	22,202,799
Progressive Corp. (The)(b)	829,433	96,438,175
Prudential Financial Inc.	529,982	50,708,678
Travelers Companies Inc. (The)	339,795	57,469,528
W R Berkley Corp.	297,108	20,280,592
Willis Towers Watson PLC	157,708	31,129,982
		831,065,364
Interactive Media & Services — 0.2%
Match Group Inc.(a)(b)	404,013	28,155,666
Twitter Inc.(a)	561,051	20,977,697
		49,133,363
Internet & Direct Marketing Retail — 0.0%
eBay Inc.	182,135	7,589,565

IT Services — 5.2%
Accenture PLC, Class A	376,341	104,491,079
Akamai Technologies Inc.(a)(b)	130,856	11,951,078
Automatic Data Processing Inc.	278,163	58,425,357
Broadridge Financial Solutions Inc.	93,283	13,297,492
Cognizant Technology Solutions Corp., Class A(b)	738,885	49,867,349
DXC Technology Co.(a)	347,888	10,544,485
Fidelity National Information Services Inc.	864,002	79,203,063
Fiserv Inc.(a)	822,948	73,217,684
FleetCor Technologies Inc.(a)	109,411	22,988,345
Global Payments Inc.(b)	398,258	44,063,265
International Business Machines Corp.	1,274,023	179,879,307
Jack Henry & Associates Inc.(b)	103,433	18,620,009
Mastercard Inc., Class A	644,472	203,318,027
Paychex Inc.	213,606	24,323,315
PayPal Holdings Inc.(a)	755,202	52,743,308
VeriSign Inc.(a)(b)	70,988	11,878,422
Visa Inc., Class A(b)	1,328,250	261,519,142
		1,220,330,727
Leisure Products — 0.1%
Hasbro Inc.	187,587	15,359,624

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	170,341	20,231,401
Bio-Rad Laboratories Inc., Class A(a)	14,134	6,996,330
Danaher Corp.	293,835	74,493,049
Illumina Inc.(a)	113,574	20,938,503
IQVIA Holdings Inc.(a)	72,258	15,679,263
Mettler-Toledo International Inc.(a)	11,843	13,604,883
Waters Corp.(a)	22,173	7,338,819
		159,282,248
Machinery — 2.3%
Caterpillar Inc.	755,796	135,106,093
Cummins Inc.	199,584	38,625,491
Deere & Co.	213,459	63,924,567
Dover Corp.	108,789	13,198,281
Fortive Corp.	509,499	27,706,556
IDEX Corp.	64,183	11,657,558
Illinois Tool Works Inc.	237,238	43,236,625
Ingersoll Rand Inc.(b)	574,771	24,186,364
Nordson Corp.(b)	30,399	6,153,974
Security	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	360,748	$25,494,061
PACCAR Inc.	492,181	40,526,184
Parker-Hannifin Corp.	181,884	44,752,558
Pentair PLC	102,113	4,673,712
Snap-on Inc.	76,467	15,066,293
Stanley Black & Decker Inc.	213,534	22,391,175
Westinghouse Air Brake Technologies Corp.	258,353	21,205,614
Xylem Inc./NY	152,115	11,892,351
		549,797,457
Media — 1.8%
Charter Communications Inc., Class A(a)(b)	164,364	77,009,465
Comcast Corp., Class A	6,330,111	248,393,556
DISH Network Corp., Class A(a)	345,126	6,188,109
Fox Corp., Class A, NVS(a)(b)	435,425	14,003,268
Fox Corp., Class B(a)	198,312	5,889,866
Interpublic Group of Companies Inc. (The)	560,630	15,434,144
News Corp., Class A, NVS(a)	551,001	8,584,596
News Corp., Class B(a)(b)	156,395	2,485,116
Omnicom Group Inc.	291,037	18,512,864
Paramount Global, Class B, NVS	867,921	21,420,290
		417,921,274
Metals & Mining — 0.5%
Freeport-McMoRan Inc.	1,148,022	33,591,124
Newmont Corp.	1,123,766	67,055,117
Nucor Corp.	173,101	18,073,475
		118,719,716
Multi-Utilities — 1.8%
Ameren Corp.	365,826	33,056,037
CenterPoint Energy Inc.	890,574	26,343,179
CMS Energy Corp.	409,885	27,667,237
Consolidated Edison Inc.	501,178	47,662,028
Dominion Energy Inc.	1,147,587	91,588,918
DTE Energy Co.	275,017	34,858,405
NiSource Inc.	571,197	16,844,600
Public Service Enterprise Group Inc.	706,254	44,691,753
Sempra Energy	444,636	66,815,452
WEC Energy Group Inc.	446,918	44,977,828
		434,505,437
Multiline Retail — 0.7%
Dollar General Corp.	323,616	79,428,311
Dollar Tree Inc.(a)	318,462	49,632,303
Target Corp.	294,369	41,573,734
		170,634,348
Oil, Gas & Consumable Fuels — 6.7%
APA Corp.	215,317	7,514,563
Chevron Corp.	2,782,083	402,789,977
ConocoPhillips	1,832,266	164,555,809
Coterra Energy Inc.	1,139,866	29,397,144
EOG Resources Inc.	447,389	49,409,641
Exxon Mobil Corp.	5,964,759	510,821,961
Hess Corp.(b)	114,354	12,114,663
Kinder Morgan Inc.	2,767,449	46,382,445
Marathon Oil Corp.(b)	1,001,078	22,504,233
Marathon Petroleum Corp.	768,065	63,142,624
Occidental Petroleum Corp.	743,044	43,750,431
ONEOK Inc.	360,709	20,019,350
Phillips 66	683,338	56,026,883
Pioneer Natural Resources Co.	140,542	31,352,109
Valero Energy Corp.	567,209	60,282,973

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Companies Inc. (The)	1,722,978	$53,774,143
		1,573,838,949
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A(b)	135,051	34,393,438

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	3,014,725	232,133,825
Catalent Inc.(a)	101,935	10,936,606
Johnson & Johnson	3,725,937	661,391,077
Merck & Co. Inc.	3,580,666	326,449,319
Organon & Co.	362,923	12,248,652
Pfizer Inc.	3,655,705	191,668,613
Viatris Inc.	1,720,677	18,015,488
Zoetis Inc.	226,572	38,945,461
		1,491,789,041
Professional Services — 0.3%
Jacobs Engineering Group Inc.(b)	100,330	12,754,953
Leidos Holdings Inc.	193,299	19,467,142
Nielsen Holdings PLC	514,162	11,938,842
Robert Half International Inc.	50,711	3,797,747
Verisk Analytics Inc.	109,213	18,903,678
		66,862,362
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	231,162	17,015,835

Road & Rail — 1.2%
CSX Corp.	3,075,644	89,378,215
JB Hunt Transport Services Inc.(b)	47,967	7,553,363
Norfolk Southern Corp.	337,803	76,779,244
Union Pacific Corp.	524,167	111,794,338
		285,505,160
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices Inc.	741,688	108,353,200
Broadcom Inc.	248,323	120,637,797
Intel Corp.	5,790,552	216,624,550
Microchip Technology Inc.	411,399	23,894,054
Micron Technology Inc.	1,581,693	87,435,989
NXP Semiconductors NV	136,531	20,210,684
ON Semiconductor Corp.(a)(b)	147,559	7,423,693
Qorvo Inc.(a)(b)	79,170	7,467,314
Skyworks Solutions Inc.	119,969	11,113,928
SolarEdge Technologies Inc.(a)(b)	20,057	5,489,200
Texas Instruments Inc.	665,272	102,219,043
		710,869,452
Software — 1.1%
Ansys Inc.(a)	47,636	11,398,818
Autodesk Inc.(a)	110,306	18,968,220
Ceridian HCM Holding Inc.(a)(b)	118,135	5,561,796
Citrix Systems Inc.	177,373	17,235,334
NortonLifeLock Inc.	826,203	18,143,418
Paycom Software Inc.(a)	17,046	4,774,926
PTC Inc.(a)	76,435	8,128,098
Roper Technologies Inc.	149,844	59,135,935
Salesforce Inc.(a)	548,134	90,464,035
Synopsys Inc.(a)	71,654	21,761,320
Tyler Technologies Inc.(a)	22,482	7,474,815
		263,046,715
Specialty Retail — 1.2%
Advance Auto Parts Inc.	44,355	7,677,407
Security	Shares	Value

Specialty Retail (continued)
Bath & Body Works Inc.	117,244	$3,156,208
Best Buy Co. Inc.	286,379	18,669,047
CarMax Inc.(a)(b)	106,726	9,656,568
Home Depot Inc. (The)	350,813	96,217,482
Ross Stores Inc.	495,569	34,803,811
TJX Companies Inc. (The)	1,661,322	92,784,834
Ulta Beauty, Inc.(a)	32,478	12,519,619
		275,484,976
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	1,841,975	24,424,588
HP Inc.	745,026	24,421,952
NetApp Inc.	94,373	6,156,895
Seagate Technology Holdings PLC	78,006	5,572,749
Western Digital Corp.(a)	445,770	19,983,869
		80,560,053
Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B	827,248	84,544,746
PVH Corp.(b)	92,482	5,262,226
Ralph Lauren Corp.	67,356	6,038,465
Tapestry Inc.	356,203	10,871,315
VF Corp.	457,199	20,194,480
		126,911,232
Tobacco — 1.4%
Altria Group Inc.	2,565,148	107,146,232
Philip Morris International Inc.	2,195,138	216,747,926
		323,894,158
Trading Companies & Distributors — 0.3%
Fastenal Co.	424,255	21,178,810
United Rentals Inc.(a)	39,776	9,661,988
WW Grainger Inc.	60,826	27,641,159
		58,481,957
Water Utilities — 0.2%
American Water Works Co. Inc.	257,111	38,250,403

Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(a)	835,220	112,370,499

Total Long-Term Investments — 99.8%
(Cost: $23,256,555,282)		23,541,256,895

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	274,827,355	274,799,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	43,680,000	43,680,000

Total Short-Term Securities — 1.3%
(Cost: $318,464,360)		318,479,872

Total Investments in Securities — 101.1%
(Cost: $23,575,019,642)		23,859,736,767

Liabilities in Excess of Other Assets — (1.1)%		(266,581,006)

Net Assets — 100.0%		$23,593,155,761

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2022

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$121,421,682	$153,374,800	(a)	$—	$4,272	$(882)	$274,799,872	274,827,355	$58,972	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	38,340,000	5,340,000	(a)	—	—	—	43,680,000	43,680,000	66,733		—
BlackRock Inc.	71,414,743	5,024,095		(3,346,505)	1,367,695	(15,735,173)	58,724,855	96,422	465,757		—
					$1,371,967	$(15,736,055)	$377,204,727		$591,462		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	260	09/16/22	$49,264	$(1,982,246)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,541,256,895	$—	$—	$23,541,256,895
Money Market Funds	318,479,872	—	—	318,479,872
	$23,859,736,767	$—	$—	$23,859,736,767
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,982,246)	$—	$—	$(1,982,246)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares